Postretirement Plans - Schedule of Net Pension Cost and Net Postretirement Benefit Cost (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28	$ 25	$ 102	$ 115	$ 9,953
Interest cost	4,344	4,476	17,923	18,057	20,326
Expected return on plan assets	(6,513)	(6,208)	(24,836)	(25,011)	(29,425)
Amortization of net loss/(gain)	1,389	700	2,824	2,188	1,686
Amortization of prior service (credit)	(1,204)	(1,204)	(4,815)	(4,815)	(4,815)
Amendments, settlements and curtailments expense	0	0	0	2,733	0
Total net pension expense (benefit)	(1,956)	(2,211)	(8,802)	(6,733)	(2,275)
Pension Plan | Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0	0	216
Interest cost	79	81	322	380	429
Settlement and curtailment expense	0	0	0	(92)	0
Amortization of net loss/(gain)	5	(1)	(2)	(4)	(1)
Amortization of prior service (credit)	(2)	(2)	(10)	0	52
Total net pension expense (benefit)	82	78	310	284	696
Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	13	35	139	160	226
Interest cost	57	109	436	517	656
Expected return on plan assets	(151)	(126)	(505)	(473)	(542)
Amortization of net loss/(gain)	(245)	(61)	(245)	(206)	0
Amortization of prior service (credit)	(88)	(88)	(351)	0	0
Total net pension expense (benefit)	$ (414)	$ (131)	$ (526)	$ (2)	$ 340